Summary of Significant Accounting Policies (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 21, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 452,275	$ 452,275	$ 278,954	$ 35,430
Federal depository insurance coverage	250,000
Liabilities	$ 93,234	$ 93,234	$ 978,590
LightTouch Vein & Laser, Inc. [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents
Liabilities	$ 174,532	$ 174,532				$ 148,760
Amount due to related party	148,739	148,739				115,565
Net operating loss carry forward	172,200	$ 172,200
Operating loss carry forward expiration term		Through 2034
Deferred tax asset	34,940	$ 34,940
Change in the valuation allowance	$ 2,520	$ 2,520				$ 3,990